UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06142

The Japan Equity Fund, Inc.

(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esq.

c/o Aberdeen Asset Management Inc

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 839-5205

Date of fiscal year end: October 31st

Date of reporting period: July 1, 2012 – June 30, 2013

Explanatory Note: This Amendment No. 1 to the Form N-PX is being filed solely for the purpose of modifying the signatory to the initial Form N-PX filed on August 23, 2013.

Item 1. Proxy Voting Record.  Incorporated by reference to Item 1 of Registrant’s filing on Form N-PX filed on August 23, 2013.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Japan Equity Fund, Inc.

By (Signature and Title):	/s/ Alan Goodson
Alan Goodson
President

Date: April 14, 2014